Property and Equipment - Summary of Change in Property and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₩ 11,338	₩ 7,695	₩ 6,663
Lease	64
Acquisitions/Capital expenditure	1,949	8,106	4,855
Depreciation	(5,145)	(4,570)	(3,783)
Disposals/Disposition/Removals	(58)	(125)	(17)
Reclassification	0	0
Foreign exchange differences	120	232	(23)
Ending balance	8,140	11,338	7,695
Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,740	5,737	4,946
Lease	64
Acquisitions/Capital expenditure	1,209	6,319	3,784
Depreciation	(3,998)	(3,448)	(2,957)
Disposals/Disposition/Removals	(45)	(63)	(13)
Reclassification	0	0
Foreign exchange differences	116	195	(23)
Ending balance	5,958	8,740	5,737
Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,455	1,380	1,057
Lease	0
Acquisitions/Capital expenditure	307	712	850
Depreciation	(657)	(648)	(529)
Disposals/Disposition/Removals	(1)	(15)	(1)
Reclassification	(6)	0
Foreign exchange differences	15	26	3
Ending balance	1,113	1,455	1,380
Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	380	310	443
Lease	0
Acquisitions/Capital expenditure	181	322	81
Depreciation	(222)	(249)	(213)
Disposals/Disposition/Removals	(2)	(3)	(1)
Reclassification	6	0
Foreign exchange differences	(5)	0	0
Ending balance	338	380	310
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	128	0
Lease	0
Acquisitions/Capital expenditure	0	0	128
Depreciation	0	0	0
Disposals/Disposition/Removals	0	0	0
Reclassification	0	(128)
Foreign exchange differences	0	0	0
Ending balance	0	0	128
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6	8	0
Lease	0
Acquisitions/Capital expenditure	0	0	9
Depreciation	(2)	(2)	(1)
Disposals/Disposition/Removals	0	0	0
Reclassification	0	0
Foreign exchange differences	0	0	0
Ending balance	4	6	8
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	757	132	217
Lease	0
Acquisitions/Capital expenditure	252	753	3
Depreciation	(266)	(223)	(83)
Disposals/Disposition/Removals	(10)	(44)	(2)
Reclassification	0	128
Foreign exchange differences	(6)	11	(3)
Ending balance	₩ 727	₩ 757	₩ 132